Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Common Stock Class A CNY (¥) shares	Common Stock Class B CNY (¥) shares	Treasury Stock Restricted Stock CNY (¥) shares	Treasury Stock Stock Options CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid-in Capital Restricted Stock CNY (¥)	Additional Paid-in Capital Stock Options CNY (¥)	Additional Paid-in Capital CNY (¥)	Retained Earnings Restricted Stock CNY (¥)	Retained Earnings Stock Options CNY (¥)	Retained Earnings CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Parent Stock Options CNY (¥)	Parent CNY (¥)	Noncontrolling Interest CNY (¥)	Stock Options CNY (¥)	CNY (¥) shares	USD ($) shares
Balance (in shares) at Dec. 31, 2018 | shares	21,890,253	8,315,000			140,479
Balance at Dec. 31, 2018	¥ 73	¥ 28			¥ (40,267)			¥ 1,895,564			¥ 3,946,107	¥ 36,195		¥ 5,837,700	¥ 337,677		¥ 6,175,377
Net Income											829,151			829,151	34,608		863,759
Share-based compensation								94,897						94,897			¥ 94,897
Vesting of restricted shares | shares	124,592
Issuance of ordinary shares upon exercise of options (in shares) | shares	152,410																201,630	201,630
Issuance of ordinary shares upon exercise of options	¥ 1							31,685						31,686			¥ 31,686
Conversion of convertible notes, Shares | shares	457,881
Conversion of convertible notes, Value	¥ 2							141,537						141,539			141,539
Other comprehensive income (loss)-foreign currency translation adjustments												61,651		61,651	(50)		61,601
Other comprehensive loss-change in fair value of available-for-sale investments												(797)		(797)			(797)
Non-controlling interest capital injection								17,640						17,640	500,973		518,613
Increase in Noah's capital from contribution of Non controlling interests																	17,640
Impact of acquisition (Note 2(b))															1,001		1,001
Distributions to non-controlling interests															(6,988)		(6,988)
Disposal of a subsidiary (Note 2(b))															(5,728)		(5,728)
Retirement of treasury stock, Shares | shares	(140,479)				140,479
Retirement of treasury stock, Value	¥ (1)				¥ 40,267						(40,266)
Balance (in shares) at Dec. 31, 2019 | shares	22,484,657	8,315,000
Balance at Dec. 31, 2019	¥ 75	¥ 28						2,181,323			4,734,992	97,049		7,013,467	861,493		7,874,960
Net Income											(745,225)			(745,225)	1,703		(743,522)
Share-based compensation								59,789						59,789			¥ 59,789
Vesting of restricted shares | shares	75,253
Issuance of ordinary shares upon exercise of options (in shares) | shares	134,639																152,410	152,410
Issuance of ordinary shares upon exercise of options	¥ 1							33,371						33,372			¥ 33,372
Restricted share units for settlement (Note 15) (in shares) | shares	78,993
Restricted share units for settlement (Note 15)								1,290,811						1,290,811			1,290,811
Repurchase of ordinary shares					¥ (290,913)									(290,913)			(290,913)
Other comprehensive income (loss)-foreign currency translation adjustments												(176,934)		(176,934)	24		(176,910)
Other comprehensive loss-change in fair value of available-for-sale investments												771		771			771
Divestment of non-controlling interests															(90,849)		(90,849)
Impact of acquisition (Note 2(b))															1,417		1,417
Distributions to non-controlling interests															(28,335)		(28,335)
Disposal of a subsidiary (Note 2(b))															(649,220)		(649,220)
Retirement of treasury stock, Shares | shares					544,202
Acquisition of non-controlling interests in subsidiaries (Note 2 (j))								373						373	(4,373)		(4,000)
Balance (in shares) at Dec. 31, 2020 | shares	22,773,542	8,315,000			(544,202)
Balance at Dec. 31, 2020	¥ 76	¥ 28			¥ (290,913)			3,565,667			3,989,767	(79,114)		7,185,511	91,860		7,277,371
Net Income											1,314,131			1,314,131	(8,050)		1,306,081
Share-based compensation								51,037						51,037			¥ 51,037
Issuance of ordinary shares upon exercise of options (in shares) | shares																	37,606	37,606
Repurchase of ordinary shares (in shares) | shares					(572,683)
Repurchase of ordinary shares					¥ (363,073)									(363,073)			¥ (363,073)
Other comprehensive income (loss)-foreign currency translation adjustments												(60,900)		(60,900)	49		(60,851)	$ (9,549)
Receipt of employees' shares to satisfy tax withholding obligations related to share-based compensation					¥ (34,788)									(34,788)			(34,788)
Receipt Of Employees' Shares To Satisfy Tax Withholding Obligations Related To Share-Based Compensation (In Shares) | shares					(89,572)
Non-controlling interest capital injection								15,689						15,689	27,674		43,363
Increase in Noah's capital from contribution of Non controlling interests																	15,689	2,462
Divestment of non-controlling interests								3,547						3,547	(14,190)		(10,643)
Impact of acquisition (Note 2(b))															1,012		1,012
Distributions to non-controlling interests															(5,772)		(5,772)
Retirement of treasury stock, Shares | shares	(89,572)				89,572
Retirement of treasury stock, Value					¥ 34,788						(34,788)
Acquisition of non-controlling interests in subsidiaries (Note 2 (j))								(187,090)						(187,090)	8,283		(178,807)
Treasury stock, shares reissued | shares			57,064	37,606	102,700
Treasury stock, reissued value			¥ 32,557	¥ 21,456	¥ 58,594	¥ (5,700)	¥ (3,748)	95,339	¥ (26,857)	¥ (6,594)	(48,336)		¥ 11,114	105,597		¥ 11,114	105,597
Balance (in shares) at Dec. 31, 2021 | shares	22,683,970	8,315,000			(919,515)
Balance at Dec. 31, 2021	¥ 76	¥ 28			¥ (541,379)			¥ 3,534,741			¥ 5,187,323	¥ (140,014)		¥ 8,040,775	¥ 100,866		¥ 8,141,641	$ 1,277,603